Debt - Additional Information (Details)		12 Months Ended
	Jun. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 28, 2021 USD ($)	Sep. 28, 2021 EUR (€)	Jun. 28, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Credit facility available balance				$ 225,000
Percentage of fee paid on debt facility				30.00%
Line of credit facility applicable margin percentage				3.00%						3.00%
Repayment of loans and borrowings		$ 3,433,206,000		$ 361,991,000	$ 128,789,000
Debt fee Captilization		21,724
Line of credit		50,000,000		50,000,000
Debt issuance costs							$ 16,765,000
Proceeds under line of credit		600,000,000		353,867,000	74,363,000
Repay the former debt facilities		600,000,000		328,230,000	50,000,000
Outstanding aggregate principal amount		2,794,108,000		3,331,909,000
amortization expense on deferred debt issuance costs		10,793,000		11,887,000	$ 12,185,000
Line of Credit [Member] | Minimum
Debt Instrument [Line Items]
First lien term loan											$ 25,000,000
Line of Credit [Member] | Maximum
Debt Instrument [Line Items]
First lien term loan											$ 50,000,000
Interest Expense
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 40,538
First Lien Term Loan
Debt Instrument [Line Items]
Repayment of loans and borrowings		416,700	€ 204,500
Second Lien Term Loan
Debt Instrument [Line Items]
Repayment of loans and borrowings		$ 250,000
New Revolving Credit Facility
Debt Instrument [Line Items]
Term loan				$ 1,540,000
Percentage of reporting date exceeds of total new revolving credit facility		40.00%	40.00%	40.00%
First lien net leverage ratio, Description		First Lien Net Leverage Ratio was not permitted to exceed 9.0 to 1.0	First Lien Net Leverage Ratio was not permitted to exceed 9.0 to 1.0
New Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
First lien debt ratio		1.0	1.0
New Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
First lien debt ratio		9.0	9.0
EUR First Lien Term Loan
Debt Instrument [Line Items]
Term loan | €										€ 1,043,716
EUR Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Repayment of loans and borrowings | €			€ 212,459
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Short-term debt, refinanced	305,000
Aggregate debt amount, borrowed	628,000								€ 435,000
Debt instrument issued	400,000								€ 435,000
Debt issuance costs		$ 24,474
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Repay the former debt facilities	$ 35,000
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan							$ 390,000
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €								€ 275,000,000
Letter Of Credit [Member]
Debt Instrument [Line Items]
Credit facility unpaid drawdowns | €						€ 25,000
Letter of Credit		$ 171,392		$ 160,950
Percentage of reporting date exceeds of total new revolving credit facility		40.00%	40.00%
First lien debt ratio, description		First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0	First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0
Letter Of Credit [Member] | Minimum
Debt Instrument [Line Items]
First lien debt ratio		1.0	1.0
Letter Of Credit [Member] | Maximum
Debt Instrument [Line Items]
First lien debt ratio		7.5	7.5